NONCONTROLLING INTERESTS (Details) In Thousands, unless otherwise specified				0 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Jan. 02, 2012 21st School	Dec. 30, 2011 21st School CNY	Dec. 31, 2012 21st School CNY	Dec. 31, 2012 Guangzhou ZS Career Enhancement	Dec. 31, 2011 Guangzhou ZS Career Enhancement	Dec. 31, 2012 Shenyang K-12	Dec. 31, 2011 Shenyang K-12	Dec. 31, 2012 Taishidian Holding	Dec. 31, 2011 Taishidian Holding	Dec. 31, 2012 Ambow Jingxue	Dec. 31, 2011 Ambow Jingxue	Dec. 31, 2012 Genesis Career Enhancement	Dec. 31, 2011 Genesis Career Enhancement
NON-CONTROLLING INTERESTS
Retained term to operate 21st School				15 years	15 years
Total consideration for the disposal					183,677
Estimated carrying value of goodwill, intangible asset and long-lived assets at the end of 15-year operating right period	46,267	288,245	54,881			285,713
Difference between the consideration and the carrying amount of noncontrolling interest						102,036
Non-controlling interest (as a percent)							5.00%	5.00%	10.00%	10.00%	30.00%	30.00%	36.00%	36.00%	23.00%	23.00%